Note 11 - Financial Instruments - Amount Recognized in Statement of Comprehensive (Loss) Income Derivative Financial Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Total	$ 1,487	$ 130
Interest Rate Swap [Member]
Derivative instruments, changes in fair value		1,324
Interest rate swaps– realized loss	(147)	(81)
Financial Instrument Warrants [Member]
Derivative instruments, changes in fair value	$ 1,634	$ (1,113)